AUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	1,000,000	1,000,000	1,000,000
Preferred stock, issued shares	373,708	363,611	0
Preferred stock, outstanding shares	373,708	363,611	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock, issued shares	14,650,412	13,885,972	11,874,361
Common stock, outstanding shares	14,650,412	13,885,972	11,874,361